Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	250,000,000	75,000,000
Common stock, shares issued	81,074,842	80,744,354	65,828,862
Common stock, shares outstanding	81,074,842	80,744,354	65,828,862